Property and Plant and Equipment - Schedule of Property and Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of period	$ 853	$ 7,555
Additions	1,107
Depreciation charge for the period	(871)	(6,642)
Foreign exchange	8	(60)
Carrying value at end of period	1,097	853
Cost [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	31,084	30,924
Accumulated depreciation [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	(29,987)	(30,071)
Net of accumulated depreciation [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	$ 1,097	$ 853